Document and Entity Information Document	Jul. 29, 2019 $ / shares
Document Information
Entity Central Index Key	0001578735
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jul. 29, 2019
Entity Registrant Name	NATIONAL GENERAL HOLDINGS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36311
Entity Tax Identification Number	27-1046208
Entity Address, Address Line One	59 Maiden Lane
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10038
City Area Code	212
Local Phone Number	380-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Listing, Par Value Per Share	$ 0.01
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Document Information
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NGHC
Security Exchange Name	NASDAQ
7.50% Non-Cumulative Preferred Stock, Series A
Document Information
Title of 12(b) Security	7.50% Non-Cumulative Preferred Stock, Series A
Trading Symbol	NGHCP
Security Exchange Name	NASDAQ
Depositary Shares, Representing 1/40th of a Share of 7.50% Non-Cumulative Preferred Stock, Series B
Document Information
Title of 12(b) Security	Depositary Shares, Representing 1/40th of a Share of 7.50% Non-Cumulative Preferred Stock, Series B
Trading Symbol	NGHCO
Security Exchange Name	NASDAQ
Depositary Shares, Representing 1/40th of a Share of 7.50% Non-Cumulative Preferred Stock, Series C
Document Information
Title of 12(b) Security	Depositary Shares, Representing 1/40th of a Share of 7.50% Non-Cumulative Preferred Stock, Series C
Trading Symbol	NGHCN
Security Exchange Name	NASDAQ
7.625% Subordinated Notes due 2055
Document Information
Title of 12(b) Security	7.625% Subordinated Notes due 2055
Trading Symbol	NGHCZ
Security Exchange Name	NASDAQ